Consolidated Statements of Shareholders' Equity (CAD)	Total	Capital Stock	Warrants	Contributed Surplus	Deficit
Beginning Balance at Dec. 31, 2008	99,941,487	144,692,000		12,721,559	(57,472,072)
Beginning Balance (in shares) at Dec. 31, 2008		93,243,607
Common shares issued for properties (in shares)		695,000
Common shares issued for properties	452,250	452,250
Exercise of stock options (in shares)		1,961
Exercise of stock options	1,393	2,127		(734)
Non-cash stock compensation	950,874			950,874
Net loss and comprehensive loss	(19,178,318)				(19,178,318)
Ending Balance at Dec. 31, 2009	82,167,686	145,146,377		13,671,699	(76,650,390)
Ending Balance (in shares) at Dec. 31, 2009		93,940,568
Exercise of stock options (in shares)		3,057,444
Exercise of stock options	3,519,256	5,400,941		(1,881,685)
Common shares issued for cash, net of issue costs (in shares)		5,000,000
Common shares issued for cash, net of issue costs	4,700,151	4,700,151
Non-cash warrant costs	44,271		44,271
Non-cash stock compensation	658,491			658,491
Net loss and comprehensive loss	(16,418,088)				(16,418,088)
Ending Balance at Dec. 31, 2010	74,671,767	155,247,469	44,271	12,448,505	(93,068,478)
Ending Balance (in shares) at Dec. 31, 2010		101,998,012
Exercise of stock options (in shares)		1,677,432
Exercise of stock options	3,357,307	5,165,374		(1,808,067)
Adjustment to share issue costs	20,000	20,000
Non-cash stock compensation	2,450,734			2,450,734
Net loss and comprehensive loss	(16,256,876)				(16,256,876)
Ending Balance at Dec. 31, 2011	64,242,932	160,432,843	44,271	13,091,172	(109,325,354)
Ending Balance (in shares) at Dec. 31, 2011		103,675,444